Promissory notes payable and other borrowings (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	May 31, 2020	Apr. 30, 2020	Nov. 30, 2021	Nov. 30, 2020	Aug. 31, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Interest expense			$ 214,608	$ 408,089
Unsecured promissory note [member]
IfrsStatementLineItems [Line Items]
Principal amount			$ 200,000		$ 200,000
Interest rate			18.00%
Interest expense			$ 154,721		139,644
Secured promissory note [member]
IfrsStatementLineItems [Line Items]
Interest rate			8.00%
Proceeds from debt			$ 398,931		$ 4,823,042
Paycheck protection program loans [member]
IfrsStatementLineItems [Line Items]
Principal amount			209,875
Interest rate	1.00%	1.00%
Proceeds from debt	$ 1,589,559	$ 1,589,559	$ 1,589,559			$ 1,589,559
Maturity			the Notes are scheduled to mature in April 2022 and require 18 equal monthly payments of principal and interest beginning November 2020.